Stock-Based Awards - Summary of Restricted Stock Unit Activity (Details) - Sarcos Corp and Subsidiaries - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	175,703	283,599
Number of shares, granted	1,000,000	75,000	283,599
Number of shares, ending balance	1,000,000	175,703	283,599
Weighted average fair value, beginning balance	$ 6.04	$ 6.02
Weighted average fair value, granted	45.05	6.29	$ 6.02
Weighted average fair value, ending balance	$ 45.05	$ 6.04	$ 6.02
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	175,703
Number of shares, granted	40,000
Number of shares, ending balance	215,703	175,703
Weighted average fair value, beginning balance	$ 6.04
Weighted average fair value, granted	45.05
Weighted average fair value, ending balance	$ 13.51	$ 6.04